Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	GOODWILL AND OTHER INTANGIBLE ASSETS
In our annual impairment test of goodwill as of October 31, 2024 we performed a quantitative assessment of the Spine reporting unit using a discounted cash flow analysis to estimate the fair value. The carrying value of the Spine reporting unit exceeded its fair value and a charge of $273 was recognized in goodwill and other impairments in the Consolidated Statements of Earnings.
The impairment charge for the Spine reporting unit was driven by a decrease in future product demand due to the competitive
environment and an increase in the Spine reporting unit’s
weighted average cost of capital. Subsequent to the annual
goodwill impairment test management committed to a plan to sell certain assets associated with the Spinal Implants business
(disposal group). Goodwill was allocated to the disposal group based on the relative fair values of the disposal group and the portion of the Spine reporting unit that will be retained. Goodwill allocated to the disposal group was tested for impairment which resulted in an impairment charge of $183 recognized in goodwill and other impairments in the Consolidated Statements of
Earnings. Refer to Note 16 for additional information on the sale of the Spinal Implants business.
In our annual impairment test as of October 31, 2025 we
performed a quantitative impairment test for our Peripheral
Vascular reporting unit and determined that its fair value
exceeded its carrying amount by 12%. At October 31, 2025,
goodwill attributable to the Peripheral Vascular reporting unit was
$3,203. The fair value of this reporting unit was determined using a discounted cash flow analysis, which is a form of the income approach. Significant inputs to the analysis included assumptions for future revenue growth, operating margin and the rate used to discount the estimated future cash flows to their present value, based on the reporting unit’s estimated weighted average cost of capital.
For our other reporting units, we considered qualitative indicators of impairment as it was considered more likely than not that the fair values of those reporting units exceeded their respective carrying values. No impairment was identified for those reporting units in 2025 or 2024.
Future changes in the judgments, assumptions and estimates
that are used in our impairment testing for goodwill, including discount and tax rates and future cash flow projections, could result in different estimates of the fair values. A significant reduction in the estimated fair values could result in impairment charges that could materially affect our results of operations.
In 2024 goodwill of $117 previously reported within Orthopaedics was reclassified to MedSurg and Neurotechnology to reflect the reclassification of the Interventional Spine reporting unit from
Orthopaedics to MedSurg and Neurotechnology to align with
certain updates in our internal reporting structure.

Changes in the Net Carrying Value of Goodwill by Segment
	MedSurg and Neurotechnology	Orthopaedics	Total
2023	$8,270	$6,973	$15,243
Goodwill impairment	—	(456)	(456)
Additions and adjustments	852	300	1,152
Foreign exchange and other	86	(170)	(84)
2024	$9,208	$6,647	$15,855
Additions and adjustments	3,275	(1)	3,274
Foreign exchange and other	73	89	162
2025	$12,556	$6,735	$19,291

Summary of Other Intangible Assets
	Gross Carrying Amount	Less Accumulated Amortization	Net Carrying Amount
Developed technologies
2025	$7,273	$3,430	$3,843
2024	5,698	2,931	2,767
Customer relationships
2025	$3,425	$1,844	$1,581
2024	3,055	1,636	1,419
Patents
2025	$157	$144	$13
2024	153	136	17
Trademarks
2025	$420	$281	$139
2024	413	256	157
In-process research and development
2025	$34	$—	$34
2024	34	—	34
Other
2025	$132	$61	$71
2024	63	62	1
Total
2025	$11,441	$5,760	$5,681
2024	9,416	5,021	4,395

Estimated Amortization Expense
2026	2027	2028	2029	2030
$699	$711	$631	$616	$597